Income taxes - Summary of Reconciliation of Income Tax Benefit And The Accounting Loss (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (29,660,450)	€ (21,803,695)	€ (57,394,089)	€ (44,373,987)
Income tax against statutory rate in The Netherlands (25.8%)	7,652,396	5,625,353	14,807,675	11,448,489
Effect of tax rates in other countries	(4,260,352)	(3,135,934)	(8,412,880)	(6,380,538)
Deferred tax assets recognition effects	(3,224,214)	(2,473,007)	(6,007,203)	(4,989,138)
Non-deductible expenses	(238,743)	(110,591)	(573,609)	(233,648)
Prior period adjustments	290	0	(169,723)	0
Total tax charge	€ (70,623)	€ (94,178)	€ (355,740)	€ (154,835)